SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DUPONT RETIREMENT SAVINGS PLAN
SUPPLEMENTAL SCHEDULE
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
SCHEDULE H, LINE 4i

	(b)	(c)	(d)	(e)
(a)	Identity of Issue	Description of Investment	Cost	Current Value
*	DuPont Company Stock	Common stock	**	$15,191,571
	Qnity Company Stock	Common stock	**	16,110,749

*	Plan interest in the DuPont Specialty Products and Related Companies Savings Plan Master Trust	Master Trust	**	3,269,283,433

*	Participant-directed brokerage account	Brokerage account	**	122,660,701

*	Notes receivable from participants	4.25% - 9.50%	**	41,341,788

	Total Assets Held At End of Year			$3,464,588,242
______________________________________

*	Party-in-interest
**	Cost not required for participant-directed investments